CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - AUD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of financial position [abstract]
Cash and cash equivalents	$ 274,767	$ 2,194,084
Inventories		187,401
Right-of-use assets	513,942
Trade and other receivables	486,121	1,164,605
Other assets	2,006,636	2,089,897
Total Current Assets	3,281,466	5,635,987
Plant and equipment, net	6,441,734	7,317,678
Other assets - equipment deposits	11,459,195
Financial asset at fair value through other comprehensive income	562,500
Intangible assets and goodwill	1,900,589
Right-of-use assets	1,444,927
Total Non-Current Assets	21,808,945	7,317,678
TOTAL ASSETS	25,090,411	12,953,665
Trade and other liabilities	2,424,717	3,589,164
Amounts due to related companies	247,406	237,674
Amount due to holding company		532,718
Lease liabilities	425,567
Derivative financial instruments	2,321,003
Convertible promissory notes	4,311,416
Total Current Liabilities	9,730,109	4,359,556
Lease liabilities	1,403,932
Derivative financial instruments		1,478,540
Deferred tax liabilities		13,668
Convertible promissory notes		2,196,049
Total Non-Current Liabilities	1,403,932	3,688,257
TOTAL LIABILITIES	11,134,041	8,047,813
NET CURRENT (LIABILTIES) / ASSETS	(6,448,643)	1,276,431
NET ASSETS	13,956,370	4,905,852
Issued capital (no par value, 9,329,420 and 6,513,671 ordinary shares issued and outstanding as of December 31, 2021 and 2020, respectively)	48,144,406	32,089,997
Foreign currency translation reserve	762,348	883,878
Other reserves	62,500	2,704,452
Accumulated losses	(37,169,358)	(34,102,300)
TOTAL EQUITY	$ 13,956,370	$ 4,905,852
Ordinary shares issued	9,329,420	6,513,671